Schedule of Investments (unaudited) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$15	$15,100
4.00%, 02/15/30 (Call 02/15/25)(a)	10	10,075
5.75%, 02/01/26 (Call 02/01/21)	10	10,565
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	25	25,687
5.00%, 08/15/27 (Call 08/15/22)(a)	35	36,657
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	50	51,438

		149,522

Aerospace & Defense — 3.3%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	50	53,964
5.87%, 02/23/22	100	106,299
Bombardier Inc.
5.75%, 03/15/22(a)(b)	25	24,941
6.00%, 10/15/22 (Call 04/15/20)(a)	50	49,075
6.13%, 01/15/23(a)	50	49,493
7.50%, 12/01/24 (Call 12/01/20)(a)	50	48,688
7.50%, 03/15/25 (Call 03/15/20)(a)	95	91,503
7.88%, 04/15/27 (Call 04/15/22)(a)	75	70,875
8.75%, 12/01/21(a)	50	53,578
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(a)(b)	45	44,530
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	50	55,160
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	130	131,118
6.25%, 03/15/26 (Call 03/15/22)(a)	200	215,875
6.38%, 06/15/26 (Call 06/15/21)	50	52,780
6.50%, 07/15/24 (Call 07/15/20)	50	51,630
6.50%, 05/15/25 (Call 05/15/20)	50	52,021
7.50%, 03/15/27 (Call 03/15/22)(b)	25	27,375
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)	25	25,808
7.75%, 08/15/25 (Call 08/15/20)	10	9,769

		1,214,482

Agriculture — 0.2%
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)(a)	30	29,789
10.50%, 11/01/26 (Call 11/01/21)(a)	25	26,184

		55,973

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)	25	26,511
American Airlines Group Inc., 5.00%, 06/01/22(a)	35	36,358
United Airlines Holdings Inc., 4.25%, 10/01/22	25	25,883

		88,752

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	40	41,984
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	45	47,310

		89,294

Auto Manufacturers — 1.0%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	25	25,984
5.00%, 10/01/24 (Call 10/01/20)(a)	50	51,104
5.88%, 06/01/29 (Call 06/01/24)(a)	15	16,370
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	100	107,000
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	50	52,469

Security	Par (000)	Value
Auto Manufacturers (continued)
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	$95	$96,306

		349,233

Auto Parts & Equipment — 1.4%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	75	82,172
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)	50	51,215
6.50%, 04/01/27 (Call 04/01/22)	25	25,563
6.63%, 10/15/22 (Call 10/15/20)	22	22,323
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	25	26,082
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)	25	25,737
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	50	51,505
5.00%, 05/31/26 (Call 05/31/21)	50	52,062
5.13%, 11/15/23 (Call 11/15/20)(b)	30	30,487
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	55	58,993
8.50%, 05/15/27 (Call 05/15/22)(a)	80	86,000

		512,139

Banks — 1.4%
CIT Group Inc.
4.75%, 02/16/24 (Call 11/16/23)	25	26,731
5.00%, 08/15/22	100	106,255
5.00%, 08/01/23	25	26,962
5.25%, 03/07/25 (Call 12/07/24)	25	27,645
6.13%, 03/09/28	15	17,906
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	100	99,857
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	25	25,906
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	25	24,806
8.25%, 04/15/25 (Call 04/15/21)(a)	40	39,119
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	100	106,169

		501,356

Building Materials — 0.6%
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	50	50,029
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	50	51,375
5.00%, 02/15/27 (Call 02/15/22)(a)	25	26,072
5.38%, 11/15/24 (Call 11/15/20)(a)	50	51,215
6.00%, 10/15/25 (Call 10/15/20)(a)	50	52,149

		230,840

Chemicals — 1.3%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	5	5,259
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	45	48,150
CF Industries Inc., 3.45%, 06/01/23	35	36,047
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	25	21,484
6.63%, 05/15/23 (Call 05/15/20)	41	40,225
7.00%, 05/15/25 (Call 05/15/20)(b)	25	23,792
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	45	46,052
5.00%, 05/01/25 (Call 01/31/25)(a)	25	25,047
5.25%, 06/01/27 (Call 03/03/27)(a)	40	40,700
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	25	25,392
5.13%, 09/15/27 (Call 03/15/22)	25	26,031
5.63%, 08/01/29 (Call 08/01/24)	35	36,925
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	25	24,836

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	$30	$30,019
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	25	25,984

		455,943

Commercial Services — 4.8%
ADT Security Corp. (The)
3.50%, 07/15/22	50	50,765
4.13%, 06/15/23	25	25,504
6.25%, 10/15/21	50	52,913
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	55	58,472
9.75%, 07/15/27 (Call 07/15/22)(a)	45	48,206
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/20)(b)	16	15,640
7.88%, 12/01/22 (Call 12/01/20)	50	51,054
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 06/15/22)(a)	25	26,076
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	15	14,906
GW B-CR Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(a)	25	26,688
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	55	57,459
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)	25	25,420
6.00%, 01/15/28 (Call 01/15/23)(a)	50	50,250
6.25%, 10/15/22 (Call 10/15/20)	25	25,302
7.13%, 08/01/26 (Call 08/01/22)(a)	30	31,992
Jaguar Holding Co. II/Pharmaceutical Product
Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)	50	51,418
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)	75	72,805
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 03/02/20)(a)	25	25,038
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	25	25,503
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/20)(a)	85	85,184
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	50	52,253
5.75%, 04/15/26(a)	60	63,224
6.25%, 01/15/28 (Call 01/15/23)(a)	55	54,339
9.25%, 05/15/23 (Call 05/15/20)(a)	50	52,368
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	70	75,862
8.25%, 11/15/26 (Call 11/15/21)(a)	70	78,181
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	50	52,438
5.13%, 06/01/29 (Call 06/01/24)	25	26,653
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	25	25,844
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	29	29,309
4.63%, 10/15/25 (Call 10/15/20)	25	25,577
4.88%, 01/15/28 (Call 01/15/23)	65	67,763
5.25%, 01/15/30 (Call 01/15/25)	50	53,550
5.50%, 07/15/25 (Call 07/15/20)	50	51,760
5.50%, 05/15/27 (Call 05/15/22)	40	42,642
5.88%, 09/15/26 (Call 09/15/21)	50	53,174
6.50%, 12/15/26 (Call 12/15/21)	50	54,393
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	55	59,812

		1,739,737

Security	Par (000)	Value

Computers — 1.3%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	$70	$71,915
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)	17	17,186
7.13%, 06/15/24 (Call 06/15/20)(a)	50	52,580
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	50	50,666
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/20)(a)	25	21,686
9.25%, 03/01/21 (Call 03/01/20)(a)(b)	10	10,019
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)	25	25,211
5.75%, 09/01/27 (Call 09/01/22)(a)	50	53,231
6.13%, 09/01/29 (Call 09/01/24)(a)	40	43,673
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	120	127,612

		473,779

Cosmetics & Personal Care — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	35	36,145
Avon Products Inc., 7.00%, 03/15/23	35	38,358
Edgewell Personal Care Co.
4.70%, 05/19/21	25	25,597
4.70%, 05/24/22	25	25,793
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 07/01/20)(a)	20	20,900

		146,793

Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)	50	50,287
5.88%, 05/15/26 (Call 05/15/21)(a)	25	26,191
Anixter Inc., 5.13%, 10/01/21	25	26,096
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	50	52,527
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	25	25,703
9.00%, 11/15/26 (Call 11/15/22)(a)	45	46,507
13.13%, 11/15/27 (Call 11/15/22)(a)	25	25,841

		253,152

Diversified Financial Services — 3.7%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)	150	159,000
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	50	56,945
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	25	26,125
6.63%, 03/15/26 (Call 03/15/22)(a)	15	16,215
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	25	25,437
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	30	30,544
8.13%, 07/15/23 (Call 07/15/20)(a)	50	53,052
9.13%, 07/15/26 (Call 07/15/21)(a)	35	38,909
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	25	24,938
5.50%, 01/25/23	50	52,436
5.88%, 10/25/24	25	26,435
6.13%, 03/25/24	50	53,415
6.50%, 06/15/22	50	53,250
6.63%, 07/26/21	50	52,375
6.75%, 06/25/25(b)	10	10,879
6.75%, 06/15/26(b)	30	32,657
7.25%, 01/25/22	50	53,687
7.25%, 09/25/23	25	27,732

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	$45	$46,796
5.75%, 05/01/25 (Call 05/01/20)(a)	65	67,153
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	35	36,439
5.63%, 03/15/23	35	37,494
6.13%, 05/15/22	100	106,813
6.13%, 03/15/24 (Call 09/15/23)	75	81,865
6.63%, 01/15/28 (Call 07/15/27)	35	39,369
6.88%, 03/15/25	75	84,858
7.13%, 03/15/26	50	57,430

		1,352,248

Electric — 2.9%
AES Corp./VA
4.50%, 03/15/23 (Call 03/15/20)	100	102,006
5.13%, 09/01/27 (Call 09/01/22)	25	26,378
5.50%, 04/15/25 (Call 04/15/20)	25	25,815
6.00%, 05/15/26 (Call 05/15/21)	25	26,479
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	65	64,512
5.13%, 03/15/28 (Call 03/15/23)(a)	60	59,737
5.25%, 06/01/26 (Call 06/01/21)(a)	50	51,594
5.50%, 02/01/24 (Call 02/01/20)	25	25,325
5.75%, 01/15/25 (Call 10/15/20)	60	61,635
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	25	25,709
5.75%, 10/15/25 (Call 10/15/21)	25	26,266
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	25	25,195
4.25%, 07/15/24 (Call 04/15/24)(a)	35	36,434
4.25%, 09/15/24 (Call 07/15/24)(a)	25	26,024
4.50%, 09/15/27 (Call 06/15/27)(a)	25	26,094
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	40	43,104
6.63%, 01/15/27 (Call 07/15/21)	75	80,625
7.25%, 05/15/26 (Call 05/15/21)(b)	50	54,035
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	30	23,300
6.63%, 01/15/28 (Call 01/15/23)(a)	25	24,872
7.25%, 05/15/27 (Call 05/15/22)(a)	35	35,853
10.50%, 01/15/26 (Call 01/15/22)(a)	25	22,175
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	60	61,800
5.50%, 09/01/26 (Call 09/01/21)(a)	50	51,983
5.63%, 02/15/27 (Call 02/15/22)(a)	60	62,175

		1,069,125

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	25	25,851
6.38%, 07/15/26 (Call 07/15/21)(a)	25	26,612
7.75%, 01/15/27 (Call 01/15/22)(a)	25	27,625

		80,088

Electronics — 0.4%
Sensata Technologies BV
4.88%, 10/15/23(a)	25	26,672
5.00%, 10/01/25(a)	50	53,784
5.63%, 11/01/24(a)	25	27,430
Sensata Technologies Inc., 4.38%, 02/15/30(a)(b)	35	35,477

		143,363

Security	Par (000)	Value

Energy – Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	$50	$51,313
4.75%, 01/15/30 (Call 01/15/25)(a)	35	36,869
5.00%, 01/31/28 (Call 07/31/27)(a)	30	32,519

		120,701

Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	50	53,271
5.88%, 10/15/24 (Call 07/15/24)	20	22,132
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/20)(a)	50	50,118

		125,521

Entertainment — 2.7%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	25	22,374
5.88%, 11/15/26 (Call 11/15/21)(b)	40	34,641
6.13%, 05/15/27 (Call 05/15/22)	25	21,351
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	75	76,219
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	25	26,344
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	25	26,500
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	25	25,875
5.50%, 04/01/27 (Call 04/01/22)(a)	25	26,338
Cinemark USA Inc., 4.88%, 06/01/23 (Call 06/01/20)	40	40,563
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	50	52,412
6.00%, 09/15/26 (Call 09/15/21)	25	27,389
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	200	209,752
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)	25	24,441
6.38%, 02/01/24 (Call 02/01/21)(a)	30	30,023
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	45	46,350
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	50	51,423
7.00%, 05/15/28 (Call 05/15/23)(a)	35	36,816
7.25%, 11/15/29 (Call 11/15/24)(a)	25	26,805
8.25%, 03/15/26 (Call 03/15/22)(a)	50	54,001
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)	50	51,062
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25	25,909
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	50	54,344

		990,932

Environmental Control — 0.4%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/20)	15	15,300
6.00%, 01/01/27 (Call 01/01/22)	25	25,921
GFL Environmental Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)	25	25,809
7.00%, 06/01/26 (Call 06/01/21)(a)	50	52,162
8.50%, 05/01/27 (Call 05/01/22)(a)	25	27,183

		146,375

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 3.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	$15	$15,265
4.63%, 01/15/27 (Call 01/15/22)(a)	30	30,430
4.88%, 02/15/30 (Call 02/15/25)(a)	15	15,397
5.75%, 03/15/25 (Call 09/15/20)	75	77,854
5.88%, 02/15/28 (Call 08/15/22)(a)	20	21,350
6.63%, 06/15/24 (Call 06/15/20)	50	52,123
7.50%, 03/15/26 (Call 03/15/22)(a)	50	55,336
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	25	25,537
5.25%, 09/15/27 (Call 03/01/22)	40	39,810
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	100	103,186
6.75%, 02/15/28 (Call 02/15/23)(a)	100	110,790
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	50	54,237
6.50%, 04/15/29 (Call 04/15/24)(a)	75	83,870
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	40	41,988
4.88%, 11/01/26 (Call 11/01/21)(a)	40	42,230
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	50	53,104
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	100	103,719
5.50%, 12/15/29 (Call 12/15/24)(a)	25	26,465
5.63%, 01/15/28 (Call 12/01/22)(a)	50	53,081
5.75%, 03/01/27 (Call 03/01/22)(a)	100	105,719

		1,111,491

Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	25	26,026
5.00%, 04/01/25 (Call 04/01/20)(a)	50	52,026
5.00%, 02/01/28 (Call 02/01/23)(a)	50	52,312

		130,364

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	25	26,469

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	30	31,585
6.38%, 02/15/26 (Call 02/15/22)(a)	10	10,793

		42,378

Health Care – Products — 0.6%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	75	79,710
9.00%, 10/01/25 (Call 10/01/20)(a)	75	82,766
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	50	51,000
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/02/20)(a)	14	13,978

		227,454

Health Care – Services — 8.3%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/20)	25	25,344
Centene Corp.
4.25%, 12/15/27 (Call 12/15/22)(a)	120	125,100
4.63%, 12/15/29 (Call 12/15/24)(a)	145	156,034
4.75%, 05/15/22 (Call 05/15/20)	50	50,951
4.75%, 01/15/25 (Call 01/15/21)	50	51,750
4.75%, 01/15/25 (Call 01/15/21)(a)	50	51,750
5.25%, 04/01/25 (Call 04/01/20)(a)	25	25,906

Security	Par (000)	Value

Health Care – Services (continued)
5.38%, 06/01/26 (Call 06/01/21)(a)	$50	$53,188
5.38%, 08/15/26 (Call 08/15/21)(a)	40	42,523
6.13%, 02/15/24 (Call 02/15/20)	30	31,013
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	25	25,380
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)	30	30,011
6.25%, 03/31/23 (Call 03/31/20)	145	147,749
6.88%, 04/01/28 (Call 04/01/23)(a)	53	32,198
8.00%, 03/15/26 (Call 03/15/22)(a)	100	104,345
8.00%, 12/15/27 (Call 12/15/22)(a)	36	37,305
8.13%, 06/30/24 (Call 06/30/21)(a)	65	58,424
8.63%, 01/15/24 (Call 01/15/21)(a)	50	53,117
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	85	80,160
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	100	102,416
5.13%, 07/15/24 (Call 07/15/20)	65	66,461
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	25	25,766
4.75%, 02/01/30 (Call 02/01/25)	20	20,800
5.75%, 11/01/24 (Call 11/01/20)	15	15,198
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)	20	12,068
HCA Healthcare Inc., 6.25%, 02/15/21	25	25,937
HCA Inc.
5.38%, 02/01/25	115	128,524
5.38%, 09/01/26 (Call 03/01/26)	50	56,443
5.63%, 09/01/28 (Call 03/01/28)	100	115,875
5.88%, 05/01/23	75	82,588
5.88%, 02/15/26 (Call 08/15/25)	75	86,156
5.88%, 02/01/29 (Call 08/01/28)	30	35,441
7.50%, 02/15/22	100	110,000
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)	50	51,113
6.25%, 01/15/27 (Call 01/15/22)(a)	45	45,844
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	25	26,471
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	75	83,521
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	75	81,012
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	85	87,231
4.63%, 09/01/24 (Call 09/01/21)(a)	25	25,835
4.88%, 01/01/26 (Call 03/01/22)(a)	100	103,812
5.13%, 05/01/25 (Call 05/01/20)	75	76,312
5.13%, 11/01/27 (Call 11/01/22)(a)	70	73,227
6.25%, 02/01/27 (Call 02/01/22)(a)	70	74,076
6.75%, 06/15/23(b)	75	81,220
7.00%, 08/01/25 (Call 08/01/20)	25	25,938
8.13%, 04/01/22	130	142,005

		3,043,538

Holding Companies – Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)	50	51,093
5.25%, 05/15/27 (Call 11/15/26)(a)	40	40,074
6.25%, 02/01/22 (Call 02/01/20)	50	50,875
6.25%, 05/15/26 (Call 05/15/22)	65	68,392
6.38%, 12/15/25 (Call 12/15/20)	50	52,331
6.75%, 02/01/24 (Call 02/01/20)	25	25,971

		288,736

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 1.6%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(a)	$30	$32,140
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	25	26,756
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	20	20,525
4.50%, 04/30/24 (Call 01/30/24)	25	26,706
4.75%, 05/30/25 (Call 02/28/25)	25	27,276
4.75%, 11/29/27 (Call 05/29/27)	25	27,619
4.88%, 12/15/23 (Call 09/15/23)	35	37,584
5.88%, 11/15/24 (Call 05/15/24)	60	67,536
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	25	26,188
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	25	28,269
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	25	27,628
5.50%, 03/01/26 (Call 12/01/25)	45	50,414
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	25	27,382
5.88%, 06/15/27 (Call 03/15/27)(a)	25	27,913
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	25	26,315
4.38%, 04/15/23 (Call 01/15/23)	25	26,242
4.88%, 03/15/27 (Call 12/15/26)	25	27,465
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	15	16,349
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	25	25,758

		576,065

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)	25	26,199

Household Products & Wares — 0.2%
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/23)(a)	25	26,120
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	45	46,732

		72,852

Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	45	44,185
8.13%, 02/15/24 (Call 02/15/21)(a)	35	37,447
10.13%, 08/01/26 (Call 08/01/22)(a)	25	27,394
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	65	67,104

		176,130

Internet — 2.9%
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(a)	15	15,763
Netflix Inc.
4.38%, 11/15/26(b)	40	42,063
4.88%, 04/15/28	75	80,064
4.88%, 06/15/30 (Call 03/15/30)(a)	40	41,766
5.38%, 11/15/29(a)	60	65,286
5.50%, 02/15/22	35	37,060
5.75%, 03/01/24	25	27,726
5.88%, 02/15/25	25	28,090
5.88%, 11/15/28	100	112,610
6.38%, 05/15/29	25	29,167
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(a)	75	76,447
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	40	37,400
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	25	26,283
7.50%, 09/15/27 (Call 09/15/22)(a)	70	73,916
8.00%, 11/01/26 (Call 11/01/21)(a)	65	69,296

Security	Par (000)	Value

Internet (continued)
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)	$27	$27,333
4.75%, 07/15/27 (Call 07/15/22)	25	26,314
5.25%, 04/01/25 (Call 01/01/25)	25	27,552
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	75	76,640
6.00%, 04/01/23 (Call 04/01/20)	80	81,698
6.38%, 05/15/25 (Call 05/15/20)	50	51,160

		1,053,634

Iron & Steel — 0.5%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	35	38,352
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	25	25,156
5.75%, 03/01/25 (Call 03/01/20)	37	35,991
5.88%, 06/01/27 (Call 06/01/22)(a)	25	23,058
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	25	21,110
6.88%, 08/15/25 (Call 08/15/20)(b)	35	31,500

		175,167

Leisure Time — 0.3%
Sabre GLBL Inc., 5.25%, 11/15/23 (Call 11/15/20)(a)	25	25,594
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	40	41,050
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	35	36,186

		102,830

Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	45	45,872
6.00%, 08/15/26 (Call 08/15/21)	35	37,116
6.38%, 04/01/26 (Call 04/01/21)	35	37,185
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)	25	25,719
10.75%, 09/01/24 (Call 09/01/20)(a)	25	26,104
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	50	50,723
4.88%, 01/15/30 (Call 01/15/25)	45	47,711
5.13%, 05/01/26 (Call 05/01/21)	75	78,469
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	50	51,032
4.88%, 04/01/27 (Call 04/01/22)	25	26,218
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	25	27,117
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	25	26,248
5.50%, 04/15/27 (Call 01/15/27)	40	44,000
5.75%, 06/15/25 (Call 03/15/25)	50	55,648
6.00%, 03/15/23	50	54,860
7.75%, 03/15/22	50	55,492
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	22	22,359
4.25%, 03/01/22 (Call 12/01/21)	25	25,594
5.75%, 04/01/27 (Call 01/01/27)	25	27,334
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	25	25,807
5.25%, 05/15/27 (Call 02/15/27)(a)	45	46,687
5.50%, 03/01/25 (Call 12/01/24)(a)	85	88,717

		926,012

Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/20)(a)	25	26,777

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.2%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)	$40	$41,466
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	15	14,180

		55,646

Media — 14.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	150	147,227
6.63%, 02/15/23 (Call 02/15/20)(a)	200	203,500
Altice Luxembourg SA, 7.63%, 02/15/25 (Call 02/15/20)(a)	200	208,250
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)	25	25,257
5.00%, 04/01/24 (Call 04/01/20)	50	50,848
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30 (Call 09/01/24)(a)	150	154,219
5.00%, 02/01/28 (Call 08/01/22)(a)	125	130,580
5.13%, 05/01/23 (Call 05/01/20)(a)	100	101,875
5.13%, 05/01/27 (Call 05/01/22)(a)	150	157,125
5.25%, 09/30/22 (Call 09/30/20)	50	50,563
5.38%, 06/01/29 (Call 06/01/24)(a)	75	80,226
5.50%, 05/01/26 (Call 05/01/21)(a)	75	78,563
5.75%, 02/15/26 (Call 02/15/21)(a)	200	210,053
5.88%, 04/01/24 (Call 04/01/20)(a)	75	77,625
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	75	77,250
9.25%, 02/15/24 (Call 02/15/21)(a)	50	54,298
CSC Holdings LLC
5.25%, 06/01/24	100	108,156
5.50%, 04/15/27 (Call 04/15/22)(a)	200	212,279
5.75%, 01/15/30 (Call 01/15/25)(a)	100	107,502
6.75%, 11/15/21	25	26,844
7.50%, 04/01/28 (Call 04/01/23)(a)	150	170,146
10.88%, 10/15/25 (Call 10/15/20)(a)	200	221,527
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	125	124,200
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	85	79,495
DISH DBS Corp.
5.00%, 03/15/23	75	76,237
5.88%, 07/15/22	100	104,860
5.88%, 11/15/24(b)	85	86,013
6.75%, 06/01/21	150	156,937
7.75%, 07/01/26(b)	100	104,941
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)(b)	35	36,215
5.88%, 07/15/26 (Call 07/15/21)(a)	25	26,241
7.00%, 05/15/27 (Call 05/15/22)(a)	35	37,975
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	25	25,419
5.25%, 08/15/27 (Call 08/15/22)(a)	35	36,496
6.38%, 05/01/26 (Call 05/01/22)	40	43,300
8.38%, 05/01/27 (Call 05/01/22)	75	81,702
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	15	15,851
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	60	61,650
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)	50	52,041
5.63%, 07/15/27 (Call 07/15/22)(a)	65	68,365
Quebecor Media Inc., 5.75%, 01/15/23	50	54,068
Sinclair Television Group Inc., 5.50%, 03/01/30 (Call 12/01/24)(a)	40	40,886

Security	Par (000)	Value

Media (continued)

Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	$60	$60,884
4.63%, 07/15/24 (Call 07/15/21)(a)	75	77,859
5.00%, 08/01/27 (Call 08/01/22)(a)	75	78,728
5.38%, 04/15/25 (Call 04/15/20)(a)	50	51,568
5.38%, 07/15/26 (Call 07/15/21)(a)	50	52,688
5.50%, 07/01/29 (Call 07/01/24)(a)	55	59,254
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	40	40,089
5.00%, 09/15/29 (Call 09/15/24)(a)	50	50,491
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)	50	50,053
5.13%, 02/15/25 (Call 02/15/20)(a)	70	69,727
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(c)	25	26,226
6.25%, 02/28/57 (Call 02/28/27)(c)	25	28,383
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/22)(a)	25	26,313
5.38%, 06/15/24 (Call 03/15/24)(a)	25	27,122
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	209,504
5.50%, 05/15/29 (Call 05/15/24)(a)	100	105,250
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	150	157,031
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	150	158,062

		5,296,037

Mining — 2.2%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	200	217,250
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	40	40,508
4.75%, 05/15/22 (Call 02/15/22)(a)	50	51,344
5.13%, 05/15/24 (Call 02/15/24)(a)	25	26,392
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	75	75,899
3.88%, 03/15/23 (Call 12/15/22)	125	127,548
4.55%, 11/14/24 (Call 08/14/24)	50	52,889
5.25%, 09/01/29 (Call 09/01/24)(b)	40	42,158
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	75	75,356
5.88%, 09/30/26 (Call 09/30/21)(a)	75	79,594

		788,938

Office & Business Equipment — 0.7%

CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	25	26,031
5.00%, 09/01/25 (Call 03/01/20)(b)	25	25,969
5.50%, 12/01/24 (Call 06/01/24)	25	27,829
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	25	25,497
4.63%, 03/15/24 (Call 12/15/23)(b)	25	23,763
5.20%, 04/01/23 (Call 03/01/23)	25	25,008
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	50	51,640
4.50%, 05/15/21	50	51,066

		256,803

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	100	104,750
Ball Corp.
4.00%, 11/15/23	60	63,329
4.88%, 03/15/26 (Call 12/15/25)	50	54,800

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
5.25%, 07/01/25	$50	$55,974
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	25	25,326
4.88%, 07/15/26 (Call 07/15/22)(a)	60	62,625
5.63%, 07/15/27 (Call 07/15/22)(a)	50	53,272
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	50	52,631
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	25	26,062
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	50	51,812
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)	10	10,012
7.88%, 07/15/26 (Call 07/15/21)(a)	25	25,455
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	35	37,591
10.50%, 07/15/27 (Call 07/15/22)(a)	35	37,017
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)	50	51,393
7.25%, 04/15/25 (Call 04/15/20)(a)	65	64,675
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	25	25,887
5.88%, 08/15/23(a)	25	26,813
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	90	91,804
7.00%, 07/15/24 (Call 07/15/20)(a)	25	25,706
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	25	25,214
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	25	26,971
5.25%, 04/01/23 (Call 01/01/23)(a)	25	26,631
5.50%, 09/15/25 (Call 06/15/25)(a)	25	27,492
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)(b)	100	105,569

		1,158,811

Pharmaceuticals — 4.6%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)	85	96,069
9.25%, 04/01/26 (Call 04/01/22)(a)	65	74,100
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	65	65,752
5.25%, 01/30/30 (Call 01/30/25)(a)	65	66,144
5.50%, 03/01/23 (Call 03/01/20)(a)	15	15,030
5.50%, 11/01/25 (Call 11/01/20)(a)	90	93,375
5.75%, 08/15/27 (Call 08/15/22)(a)	50	53,492
5.88%, 05/15/23 (Call 05/15/20)(a)	13	13,114
6.13%, 04/15/25 (Call 04/15/20)(a)	200	206,308
6.50%, 03/15/22 (Call 03/15/20)(a)	50	51,053
7.00%, 01/15/28 (Call 01/15/23)(a)	15	16,285
7.25%, 05/30/29 (Call 05/30/24)(a)	25	28,059
9.00%, 12/15/25 (Call 12/15/21)(a)	65	73,369
Elanco Animal Health Inc.
4.27%, 08/28/23 (Call 07/28/23)	50	53,254
4.90%, 08/28/28 (Call 05/28/28)	35	39,900
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (Call 08/01/20)(a)	50	23,812
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	170	172,949
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	150	147,600
2.80%, 07/21/23	150	139,920

Security	Par (000)	Value

Pharmaceuticals (continued)
3.15%, 10/01/26	$300	$256,875

		1,686,460

Real Estate — 0.5%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	45	46,467
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)	65	66,545
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	25	25,000
5.25%, 12/01/21 (Call 12/01/20)(a)	25	25,206
9.38%, 04/01/27 (Call 04/01/22)(a)	20	20,748

		183,966

Real Estate Investment Trusts — 3.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	45	47,029
CBL & Associates LP, 5.95%, 12/15/26 (Call 09/15/26)	15	7,739
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	26,140
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	40	40,050
5.25%, 05/01/25 (Call 05/01/20)(a)	70	71,750
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	50	51,372
4.88%, 09/15/29 (Call 09/15/24)(a)	50	50,876
5.25%, 03/15/28 (Call 12/27/22)(a)	45	47,062
5.75%, 08/15/24 (Call 08/15/20)	35	35,331
6.00%, 08/15/23 (Call 08/15/20)	25	25,540
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	25	25,125
4.75%, 10/01/24 (Call 07/01/24)(b)	40	41,744
5.25%, 09/15/22 (Call 09/15/20)	10	10,238
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	30	29,925
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	25	25,814
5.25%, 10/01/25 (Call 10/01/20)(a)	15	15,433
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	31,200
5.63%, 05/01/24 (Call 02/01/24)	50	54,446
5.75%, 02/01/27 (Call 11/01/26)	35	38,865
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	45	47,117
5.00%, 10/15/27 (Call 09/07/22)	75	79,031
5.25%, 08/01/26 (Call 08/01/21)	25	26,297
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	30	31,039
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	15	15,206
4.00%, 10/01/22 (Call 10/01/20)	52	52,910
4.88%, 09/01/24 (Call 09/01/20)	50	51,687
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	20	20,078
4.75%, 03/15/25 (Call 09/15/24)	25	26,126
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/20)(a)(b)	25	19,813
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(a)	30	28,756
8.25%, 10/15/23 (Call 04/15/20)(b)	40	32,475
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	10	10,152

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 02/15/23)(a)	$10	$10,050
4.13%, 08/15/30 (Call 02/15/25)(a)	15	15,192
4.25%, 12/01/26 (Call 12/01/22)(a)	60	61,650
4.63%, 12/01/29 (Call 12/01/24)(a)	50	52,266

		1,255,524

Retail — 3.4%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	25	25,081
4.25%, 05/15/24 (Call 05/15/20)(a)	75	76,627
4.38%, 01/15/28 (Call 11/15/22)(a)	45	45,106
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	150	154,692
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	75	74,547
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)	50	51,326
8.75%, 10/01/25 (Call 10/01/20)(a)	35	36,799
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(a)	10	8,694
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	10	5,598
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	35	36,888
5.25%, 06/01/26 (Call 06/01/21)(a)	50	52,375
L Brands Inc.
5.25%, 02/01/28	35	34,738
5.63%, 02/15/22	50	52,714
5.63%, 10/15/23(b)	25	27,219
6.63%, 04/01/21	25	26,219
7.50%, 06/15/29 (Call 06/15/24)	25	26,911
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 03/02/20)(a)	12	3,948
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)	25	26,000
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	71	73,119
7.13%, 03/15/23 (Call 03/15/20)(a)	75	74,293
8.88%, 06/01/25 (Call 06/01/20)(a)	25	25,509
QVC Inc.
4.38%, 03/15/23	25	25,897
4.45%, 02/15/25 (Call 11/15/24)	25	25,686
4.85%, 04/01/24	25	26,258
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(a)	50	45,250
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	75	76,961
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	45	45,694
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	50	53,437

		1,237,586

Semiconductors — 0.2%
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	25	25,963
5.50%, 07/15/26 (Call 07/15/21)	40	42,208

		68,171

Software — 2.3%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	25	26,278
5.00%, 10/15/24 (Call 07/15/24)	25	27,192
5.25%, 05/15/29 (Call 05/15/24)(a)	25	26,580
5.88%, 06/15/26 (Call 06/15/21)	25	26,557
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	45	45,758

Security	Par (000)	Value

Software (continued)
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	$35	$38,299
10.25%, 02/15/27 (Call 02/15/22)(a)	35	40,011
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	75	75,547
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(a)	100	105,504
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	55	56,289
4.75%, 08/01/26 (Call 08/01/21)(a)	50	52,465
5.38%, 05/15/27 (Call 05/15/22)(a)	25	27,127
5.75%, 08/15/25 (Call 08/15/20)(a)	25	26,086
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	50	52,797
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(b)	60	59,427
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(a)	75	79,387
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	75	79,522

		844,826

Telecommunications — 11.0%
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)	100	102,002
7.38%, 05/01/26 (Call 05/01/21)(a)	200	213,610
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	40	40,350
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	45	46,350
5.63%, 04/01/25 (Call 01/01/25)	50	53,016
Series S, 6.45%, 06/15/21	150	157,425
Series T, 5.80%, 03/15/22	175	184,406
Series W, 6.75%, 12/01/23	25	27,784
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	50	56,500
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	12	12,574
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	40	41,139
5.50%, 06/15/24 (Call 06/15/20)(a)	25	24,750
6.00%, 03/01/26 (Call 03/01/22)(a)	70	73,413
8.25%, 03/01/27 (Call 03/01/22)(a)	45	46,044
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)	40	36,158
6.00%, 06/15/25 (Call 06/15/20)(a)	80	76,776
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	100	105,562
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	25	11,508
7.13%, 01/15/23	20	9,447
8.00%, 04/01/27 (Call 04/01/22)(a)	75	78,375
8.50%, 04/01/26 (Call 04/01/21)(a)	75	76,801
10.50%, 09/15/22 (Call 06/15/22)	125	57,225
11.00%, 09/15/25 (Call 06/15/25)	100	45,875
Hughes Satellite Systems Corp.
5.25%, 08/01/26	50	54,227
6.63%, 08/01/26	30	33,162
7.63%, 06/15/21	50	53,281
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	55	27,809
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)	100	80,118
8.00%, 02/15/24 (Call 02/15/20)(a)	65	66,625
8.50%, 10/15/24 (Call 10/15/20)(a)	145	121,437
9.75%, 07/15/25 (Call 07/15/21)(a)	95	80,988
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(b)	29	11,346
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	50	39,750
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	50	51,407

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/15/26 (Call 03/15/21)	$50	$52,039
5.38%, 01/15/24 (Call 01/15/21)	50	50,750
Nokia OYJ
3.38%, 06/12/22	25	25,375
4.38%, 06/12/27	25	26,409
Sprint Communications Inc., 6.00%, 11/15/22	100	103,215
Sprint Corp.
7.13%, 06/15/24	100	103,375
7.25%, 09/15/21	200	209,484
7.63%, 02/15/25 (Call 11/15/24)(b)	75	78,319
7.63%, 03/01/26 (Call 11/01/25)	70	73,047
7.88%, 09/15/23	210	223,102
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	100	109,000
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	50	51,961
T-Mobile USA Inc.
4.50%, 02/01/26 (Call 02/01/21)(b)	100	103,092
4.75%, 02/01/28 (Call 02/01/23)	85	90,269
5.38%, 04/15/27 (Call 04/15/22)(b)	25	26,761
6.00%, 03/01/23 (Call 09/01/20)	50	50,908
6.38%, 03/01/25 (Call 09/01/20)	100	103,436
6.50%, 01/15/24 (Call 01/15/21)	75	77,025
6.50%, 01/15/26 (Call 01/15/21)	100	106,615
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	35	35,690
5.63%, 04/15/27 (Call 04/15/22)(a)	25	26,153
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	85	100,139

		4,023,404

Toys, Games & Hobbies — 0.3%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)	30	31,570
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	70	75,075

		106,645

Transportation — 0.3%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/20)(a)	48	48,825
6.75%, 08/15/24 (Call 08/15/21)(a)	50	54,005

		102,830

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	$25	$26,594
6.75%, 03/15/22 (Call 03/15/20)(a)	65	67,161

		93,755

Total Corporate Bonds & Notes — 97.2% (Cost: $34,950,796)		35,454,846

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	2,046	2,046,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	635	635,000

		2,681,807

Total Short-Term Investments — 7.3% (Cost: $2,681,149)		2,681,807

Total Investments in Securities — 104.5% (Cost: $37,631,945)		38,136,653

Other Assets, Less Liabilities — (4.5)%		(1,656,441)

Net Assets — 100.0%		$36,480,212

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,551	495	2,046	$2,046,807	$2,456	(b)	$(86)	$272
BlackRock Cash Funds: Treasury, SL Agency Shares	313	322	635	635,000	1,287		—	—

				$2,681,807	$3,743		$(86)	$272

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

9

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$35,454,846	$—	$35,454,846
Money Market Funds	2,681,807	—	—	2,681,807

	$2,681,807	$35,454,846	$—	$38,136,653

10